Deposits	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Deposits
11.	Deposits

	As at
	January 31, 2020						October 31 2019
	Payable on demand (1)		Payable after notice (2)		Payable on a fixed date (3)
($ millions)	Interest- bearing	Non-interest- bearing				Total	Total
Personal	$7,222	$8,076	$128,238		$80,345	$223,881	$224,800
Business and government	104,274	26,263	44,496		313,625	488,658	461,851
Financial institutions	9,233	1,431	1,348		39,299	51,311	46,739
	$120,729	$35,770	$174,082	(4)	$433,269	$763,850	$733,390
Recorded in:
Canada	$91,826	$17,832	$135,674		$267,783	$513,115	$503,158
United States	16,729	40	11,756		67,578	96,103	75,675
United Kingdom	–	–	220		24,612	24,832	20,310
Mexico	10	5,281	6,208		12,346	23,845	23,672
Peru	5,713	108	4,677		7,930	18,428	18,738
Chile	1,519	4,761	126		16,326	22,732	22,714
Colombia	43	637	4,376		4,977	10,033	9,846
Other International	4,889	7,111	11,045		31,717	54,762	59,277
Total (5)	$120,729	$35,770	$174,082		$433,269	$763,850	$733,390
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $136 (October 31, 2019 – $137) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $279,290 (October 31, 2019 – $250,886), deposits denominated in Chilean pesos amount to $20,641 (October 31, 2019 – $21,021), deposits denominated in Mexican pesos amount to $21,474 (October 31, 2019 – $21,039) and deposits denominated in other foreign currencies amount to $84,144 (October 31, 2019 – $83,837).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2020	$42,739	$33,212	$39,654	$91,334	$18,949	$225,888
As at October 31, 2019	$48,411	$23,797	$43,377	$91,687	$14,616	$221,888
(1)	The majority of foreign term deposits are in excess of $100,000.